Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Viking Mutual Funds
Entity Central Index Key	0001082744
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Kansas Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Kansas Municipal Fund
Class Name	Class A
Trading Symbol	KSMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.98%

^Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[1]
Net Assets	$ 49,000,000
Holdings Count	60
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$49
Number of Holdings	60
Annual Portfolio Turnover	6%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	43.1	AAA	0.38
Other Revenue	15.6	AA	77.00
Education	10.1	A	8.82
Utilities	10.0	BBB	3.22
Housing	9.7	NR	10.58
Health Care	5.7
Cash Equivalents and Other	3.6
Transportation	2.2

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Kansas Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Kansas Municipal Fund
Class Name	Class I
Trading Symbol	KSITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.73%

^Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[2]
Net Assets	$ 49,000,000
Holdings Count	60
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$49
Number of Holdings	60
Annual Portfolio Turnover	6%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	43.1	AAA	0.38
Other Revenue	15.6	AA	77.00
Education	10.1	A	8.82
Utilities	10.0	BBB	3.22
Housing	9.7	NR	10.58
Health Care	5.7
Cash Equivalents and Other	3.6
Transportation	2.2

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change
Maine Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Maine Municipal Fund
Class Name	Class A
Trading Symbol	MEMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.98%

^Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[3]
Net Assets	$ 7,000,000
Holdings Count	19
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$7
Number of Holdings	19
Annual Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	30.2	AAA	8.93
Housing	22.1	AA	83.46
Other Revenue	19.1	A	7.61
Health Care	18.8
Cash Equivalents and Other	6.1
Transportation	3.7

* All portfolio holdings are issued securities from the state of Maine.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Maine Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Maine Municipal Fund
Class Name	Class I
Trading Symbol	MEIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.73%

^Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[4]
Net Assets	$ 7,000,000
Holdings Count	19
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$7
Number of Holdings	19
Annual Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	30.2	AAA	8.93
Housing	22.1	AA	83.46
Other Revenue	19.1	A	7.61
Health Care	18.8
Cash Equivalents and Other	6.1
Transportation	3.7

* All portfolio holdings are issued securities from the state of Maine.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Nebraska Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Nebraska Municipal Fund
Class Name	Class A
Trading Symbol	NEMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.98%

^Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[5]
Net Assets	$ 27,000,000
Holdings Count	41
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$27
Number of Holdings	41
Annual Portfolio Turnover	1%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	55.6	AAA	12.45
Utilities	13.8	AA	57.82
Education	12.4	A	9.94
Housing	12.2	NR	19.79
Other Revenue	4.3
Cash Equivalents and Other	1.7

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Nebraska Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Nebraska Municipal Fund
Class Name	Class I
Trading Symbol	NEITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.73%

^Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[6]
Net Assets	$ 27,000,000
Holdings Count	41
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$27
Number of Holdings	41
Annual Portfolio Turnover	1%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	55.6	AAA	12.45
Utilities	13.8	AA	57.82
Education	12.4	A	9.94
Housing	12.2	NR	19.79
Other Revenue	4.3
Cash Equivalents and Other	1.7

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Oklahoma Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Oklahoma Municipal Fund
Class Name	Class A
Trading Symbol	OKMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.98%

^Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[7]
Net Assets	$ 39,000,000
Holdings Count	57
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$39
Number of Holdings	57
Annual Portfolio Turnover	7%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	70.0	AAA	11.20
Housing	13.7	AA	23.23
Transportation	5.2	A	22.96
Cash Equivalents and Other	5.0	BBB	20.64
Utilities	2.0	NR	21.97
General Obligation	1.6
Education	1.3
Health Care	1.2

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Oklahoma Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Oklahoma Municipal Fund
Class Name	Class I
Trading Symbol	OKMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.73%

^Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[8]
Net Assets	$ 39,000,000
Holdings Count	57
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$39
Number of Holdings	57
Annual Portfolio Turnover	7%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	70.0	AAA	11.20
Housing	13.7	AA	23.23
Transportation	5.2	A	22.96
Cash Equivalents and Other	5.0	BBB	20.64
Utilities	2.0	NR	21.97
General Obligation	1.6
Education	1.3
Health Care	1.2

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for Montana, Class A [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for Montana
Class Name	Class A
Trading Symbol	VMTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.98%

^Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[9]
Net Assets	$ 53,000,000
Holdings Count	79
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$53
Number of Holdings	79
Annual Portfolio Turnover	4%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	42.0	AA	67.65
Housing	20.7	A	24.16
Other Revenue	14.4	BBB	0.64
Health Care	12.8	NR	7.55
Education	6.0
Cash Equivalents and Other	3.1
Transportation	1.0

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for Montana, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for Montana
Class Name	Class I
Trading Symbol	VMTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.73%

^Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[10]
Net Assets	$ 53,000,000
Holdings Count	79
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$53
Number of Holdings	79
Annual Portfolio Turnover	4%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	42.0	AA	67.65
Housing	20.7	A	24.16
Other Revenue	14.4	BBB	0.64
Health Care	12.8	NR	7.55
Education	6.0
Cash Equivalents and Other	3.1
Transportation	1.0

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for North Dakota, Class A [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for North Dakota
Class Name	Class A
Trading Symbol	VNDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.98%

^Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[11]
Net Assets	$ 19,000,000
Holdings Count	36
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$19
Number of Holdings	36
Annual Portfolio Turnover	3%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	35.9	AAA	1.68
Utilities	15.8	AA	50.61
Housing	13.3	A	11.44
Health Care	10.5	BBB	9.48
Education	9.4	NR	26.79
Other Revenue	9.1
Cash Equivalents and Other	6.0

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for North Dakota, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for North Dakota
Class Name	Class I
Trading Symbol	VNDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2025 through January 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.73%

^Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[12]
Net Assets	$ 19,000,000
Holdings Count	36
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of January 31, 2026)
Total Net Assets (Millions)	$19
Number of Holdings	36
Annual Portfolio Turnover	3%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	35.9	AAA	1.68
Utilities	15.8	AA	50.61
Housing	13.3	A	11.44
Health Care	10.5	BBB	9.48
Education	9.4	NR	26.79
Other Revenue	9.1
Cash Equivalents and Other	6.0

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Ratings Selection [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

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